Document and Entity Information	Feb. 04, 2025
Cover [Abstract]
Entity Registrant Name	Markforged Holding Corp
Amendment Flag	false
Entity Central Index Key	0001816613
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39453
Entity Tax Identification Number	92-3037714
Entity Address, Address Line One	60 Tower Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(866)
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false